Subsequent events	12 Months Ended
Apr. 30, 2025
Subsequent Events [Abstract]
Subsequent events

18	Subsequent events

The Company has assessed all subsequent events through the date that the consolidated financial statements were issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

On July 31, 2025, the Company’s registration statement on Form F-1 was declared effective by the U.S. Securities and Exchange Commission. The Company expects to complete its initial public offering of 2,700,000 ordinary shares. In addition, shareholders namely Chua Jun Hao, David, ICHAM Master Fund VCC, Liew Ah Choy, Tan Chiew Hiah and Chua Kheng Choon are offering an aggregate of 900,900 shares at a price range of $4.00 to $5.00 per share by October 31, 2025. The offering is expected to generate gross proceeds of approximately $12,150,000 before underwriting discounts, commissions and offering expenses. The completion of the IPO will occur subsequent to the issuance of these consolidated financial statements; accordingly, no adjustments have been recorded in the accompanying financial statements related to this event.